Property, construction in process and equipment	12 Months Ended
Dec. 31, 2023
Property, construction in process and equipment [Abstract]
Property, construction in process and equipment [Text Block]
7.	Property, construction in process and equipment

Reconciliation of carrying amount

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Cost:
Balances as of January 1, 2021	$6,373,462,349	$1,943,448,204	-	-	$5,515,500	$2,310,075	$4,687,834	$3,164,149	$8,332,588,111

Additions	39,800,079	844,891,106	-	-	1,289,113	628,276	156,665	9,732	886,774,971
Disposals	(7,908,895)	-	-	-	-	(295,346)	-	-	(8,204,241)
Revaluation	228,322,633	10,667,457	-	-	-	-	-	-	238,990,090

Balances as of December 31, 2021	6,633,676,166	2,799,006,767	-	-	6,804,613	2,643,005	4,844,499	3,173,881	9,450,148,931

Additions	-	1,521,986,623	-	-	304,710	231,683	850,447	-	1,523,373,463
Disposals	(85,296,091)	-	-	-	-	-	-	-	(85,296,091)
Revaluation	1,246,037,181	4,763,002,165	-	-	-	-	-	-	6,009,039,346

Balances as of December 31, 2022	$7,794,417,256	$9,083,995,555	$-	$-	$7,109,323	$2,874,688	$5,694,946	$3,173,881	$16,897,265,649

Additions	173,992,200	1,388,105,617	-	-	627,269	-	157,205,729	-	1,719,930,815
Disposals	-	-	-	-	-	-	(163,689,130)	-	(163,689,130)
Capitalization of FF&E and OS&E, buildings and elevators	-	(1,525,827,023)	1,348,289,068	10,964,935	-	-	166,573,020	-	-
Revaluation	(21,598,770)	(2,437,323,707)	1,568,940,131			-	-	-	(889,982,346)
Balances as of December 31, 2023	$7,946,810,686	$6,508,950,442	$2,917,229,199	$10,964,935	$7,736,592	$2,874,688	$165,784,565	$3,173,881	$17,563,524,988

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Accumulated depreciation:
Balances as of January 1, 2021	$-	$-	$-	$-	$(4,435,872)	$(1,838,991)	$(3,806,348)	$(1,871,164)	$(11,952,375)

Depreciation	-	-	-	-	(644,870)	(643,856)	(122,157)	(159,108)	(1,569,991)
Disposals	-	-	-	-	-	8,787	-	-	8,787

Balances as of December 31, 2021	-	-	-	-	(5,080,742)	(2,474,060)	(3,928,505)	(2,030,272)	(13,513,579)

Depreciation	-	-	-	-	(811,269)	(152,541)	(151,450)	(152,981)	(1,268,241)

Balances as of December 31, 2022	$-	$-	$-	$-	$(5,892,011)	$(2,626,601)	$(4,079,955)	$(2,183,253)	$(14,781,820)

Depreciation	-	-	(71,580,551)	(1,096,493)	(779,108)	(77,491)	(55,029,094)	(152,462)	(128,715,199)

Balances as of December 31, 2023	-	-	(71,580,551)	(1,096,493)	(6,671,119)	(2,704,092)	(59,109,049)	(2,335,715)	(143,497,019)

Carrying amounts as of:
December 31, 2021	$6,633,676,166	$2,799,006,767	$-	$-	$1,723,871	$168,945	$915,994	$1,143,609	$9,436,635,352

December 31, 2022	$7,794,417,256	$9,083,995,555	$-	$-	$1,217,312	$248,087	$1,614,991	$990,628	$16,882,483,829

December 31, 2023	$7,946,810,686	$6,508,950,442	$2,845,648,648	$9,868,442	$1,065,473	$170,596	$106,675,516	$838,166	$17,420,027,969

(1)	Includes FF&E and OS&E assets.
Construction in process

GIC I is a hotel project in Cancun with 1,016 rooms, with construction nearing completion and operations commencing through 2024, The total amount expected to be invested in the construction is $3,200,000,000, excluding financial cost and cost of land. As of December 31, 2023, and 2022, amounts incurred in the construction in process during the calendar year are $1,106,639,896 and $1,194,557,969, respectively.

GIC II is a plot of land located in Cancun, Quintana Roo, the Group will develop a hotel facility project up to 2,000 rooms.

Insurgentes Hotel is a hotel facility project comprised of two individual hotels with a combined capacity of 396 rooms, located in Mexico City. This hotel commenced operations in the first quarter of 2023. As of December 31, 2023, and 2022, the incurred amounts in the construction are $79,064,992 and $293,725,328, respectively.

Capitalization of borrowing cost included in the incurred cost of the construction of the above hotel facilities for the years ended December 31, 2023 and 2022 of $275,133,471 and $247,025,739, respectively, were calculated using a capitalization rate of 100% since all the loans held by the Group are specific and directable attributable to the construction in process.

Non-cash and cash transactions in Property, construction in process and equipment

	As of December 31,
	2023	2022	2021

Balances as of January 1	$16,897,265,649	$9,450,148,931	$8,332,588,111
Non-cash transactions:
Revaluation of land and construction in process	(889,982,346)	6,009,039,346	238,990,090
Effect on movement in exchange rates on cash held	-	1,451,180	(571,766)
Total non-cash transactions	(889,982,346)	6,010,490,526	238,418,324

Cash transactions:
Construction in process and equipment	1,281,108,214	1,189,600,453	666,056,209
Accrued capitalized borrowing costs	275,133,471	247,025,739	213,086,287
Total cash transactions	1,556,241,685	1,436,626,192	879,142,496

Balances as of December 31	$17,563,524,988	$16,897,265,649	$9,450,148,931

Measurement of fair value

Land and construction in process

Fair value hierarchy

The Group engages third-party qualified appraisers to perform the valuation of the land and construction in process annually. The technical committee works closely with qualified external appraisers to establish the appropriate valuation techniques and inputs to the model.

The fair value measurement for the land and construction in process has been categorized as a Level 3 fair value based on the inputs to the valuation technique used. Changes in fair value are recognized in Other Comprehensive Income (OCI).

Valuation technique and significant unobservable inputs

The following table shows the valuation technique used in measuring the fair value of the land and construction in process, as well as the significant unobservable inputs used.

The revaluation (loss) surplus for the years ended December 31, 2023, 2022 and 2021 were $(889,982,346) $6,009,039,346 and $238,990,090, respectively.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Land

Group directors use the market-based approach to determine the value of the land as described in the valuation reports prepared by the appraisers.

In estimating the fair value of the subject assets, the appraiser performed the following:

•    Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.
•    Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•   Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.
•    Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.
•    The selected price per square meter is consistent with market prices rates paid by market participants and/or current asking market prices rates for comparable properties.

The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.

•          Location (0.80 - 1).
•          Size (1.08 - 1.20).
•          Market conditions (0.8 - 1).
The estimated fair value would increase if the adjustments applied were higher.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Construction in process

Group directors use the cost approach to determine the value of construction in process as described in the valuation reports prepared by the appraisers.
In estimating the fair value of building and site improvements, the appraiser performed the following:

•       Estimated replacement cost of the building and site          improvements, as though new, considering items such as indirect costs.
•        Estimated and applied deductions related to accrued            depreciation, resulting from physical deterioration, and work in progress.
	The appraiser used an adjustment factor regarding the status of the construction in process. Work in progress adjustment (0.6 - 0.98).	The estimated fair value would increase if the adjustments applied were higher.

Carrying amount

If the Group’s land and construction in process been measured on a historical cost basis, the carrying amounts would have been as follows:

	As of December 31,
	2023	2022

Land	$673,294,661	$499,302,461
Construction in process	5,276,177,102	3,693,047,230
Total	$5,949,471,763	$4,192,349,691

Security

As of December 31, 2023, properties with a carrying amount of $17,407,733,917 were subject to a registered debenture that forms security for certain loans. A list of the properties granted and the related loans is as follows:

Property	Associated Credit Reference
Unit 1, 4 y 5 / Grand Island	See Note 10 Terms and repayment schedule (1)
Unit 2 / Grand Island	See Note 10 Terms and repayment schedule (4) and Note 6 reference 8
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (1) and (8)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (7)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (7)

As of December 31, 2022, properties with a carrying amount of $14,013,476,697 were subject to a registered debenture that forms security for certain loans. A list of the properties granted and the related loans is as follows:

Property	Associated Credit Reference
Unit 1, 4 y 5 / Grand Island	See Note 10 Terms and repayment schedule (1)
Unit 2 / Grand Island	See Note 10 Terms and repayment schedule (4) and Note 6 references (7) and (8)
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (3)